FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 5) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ 143,339	$ 154,142
On demand or within 1 year
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	51,775	128,982
Within 2 to 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	108,460	29,569
After 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Adjustment
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ (16,896)	$ (4,409)
Non-interest bearing [Member]
Disclosure of maturity analysis for Non derivative financial liabilities group interest rate [Abstract]
Weighted average effective interest rate	0.00%	0.00%
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ 28,883	$ 45,388
Non-interest bearing [Member] | On demand or within 1 year
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	28,480	38,854
Non-interest bearing [Member] | Within 2 to 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	403	6,534
Non-interest bearing [Member] | After 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Non-interest bearing [Member] | Adjustment
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ 0	$ 0
Variable interest rate instruments [Member]
Disclosure of maturity analysis for Non derivative financial liabilities group interest rate [Abstract]
Weighted average effective interest rate	5.30%	3.83%
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ 114,456	$ 108,754
Variable interest rate instruments [Member] | On demand or within 1 year
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	23,295	90,128
Variable interest rate instruments [Member] | Within 2 to 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	108,057	23,035
Variable interest rate instruments [Member] | After 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Variable interest rate instruments [Member] | Adjustment
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ (16,896)	$ (4,409)